Income Taxes	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Income Taxes
21)	INCOME TAXES

21.1)	INCOME TAXES FOR THE PERIOD
The amounts of income tax expense in the Income Statements for 2025, 2024 and 2023 are summarized as follows:

	2025	2024	2023
Current income tax expense	$178	343	1,102
Deferred income tax (benefit) expense	207	(276)	103
	$385	67	1,205

21.2)	DEFERRED INCOME TAXES
As of December 31, 2025 and 2024, the main temporary differences that generated deferred income tax assets and liabilities are as follows:

		2025	2024
Deferred tax assets:
Tax loss carryforwards and other tax credits	$	480	446
Accounts payable and accrued expenses		745	1,084
Intangible assets, net and other		177	130
Total deferred tax assets, gross		1,402	1,660
Presentation of net position by same legal entity		(886)	(987)
Total deferred tax asset, net in the statement of financial position		516	673
Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net		(1,382)	(1,298)
Investments and other assets		(105)	(237)
Total deferred tax liabilities, gross		(1,487)	(1,535)
Presentation of net position by same legal entity		886	987
Total deferred tax liabilities, net in the statement of financial position		(601)	(548)
Net deferred tax assets (liabilities)	$	(85)	125
The breakdown is presented below:
Net deferred tax assets in Mexican entities	$	312	393
Net deferred tax liabilities in foreign entities		(397)	(268)
Net deferred tax assets (liabilities)	$	(85)	125
As of December 31, 2025 and 2024, balances of the deferred tax assets and liabilities included in the statement of financial position are located in the following entities:

	2025			2024
	Assets	Liabilities	Net	Assets	Liabilities	Net
Mexican entities	$443	(131)	312	$518	(125)	393
Foreign entities	73	(470)	(397)	155	(423)	(268)
	$516	(601)	(85)	$673	(548)	125
The breakdown of changes in consolidated deferred income taxes during 2025, 2024 and 2023 was as follows:

	2025	2024	2023
Deferred income tax (benefit) expense in the Income Statement	$207	(276)	103
Deferred income tax expense (benefit) in stockholders’ equity	7	57	(6)
Reclassifications 1	(4)	14	—
Change in deferred income tax during the period	$210	(205)	97

1	In 2025 and 2024, refers to the effects of the reclassification of balances to assets held for sale and related liabilities (note 5.2).
Current and/or deferred income tax relative to items of other comprehensive income during 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Expense (benefit) related to actuarial results (note 20)	$(5)	11	(5)
Expense (benefit) related to derivative financial instruments (note 18.4)	(16)	4	(41)
Expense related to foreign currency translation and other effects	14	33	40
	$(7)	48	(6)
As of December 31, 2025, consolidated tax loss and tax credits carryforwards expire as follows:

	Amount of carryforwards	Amount of unrecognized carryforwards	Amount of recognized carryforwards
2026	$17	17	—
2027	25	15	10
2028	52	20	32
2029	191	178	13
2030 and thereafter	7,070	5,273	1,797
	$7,355	5,503	1,852

As of December 31, 2025, in connection with Cemex’s deferred tax loss carryforwards presented in the table above, to realize the benefits associated with such deferred tax assets that have been recognized, before their expiration, Cemex would need to generate $1,852 in consolidated pre-tax
income in future periods. Based on the same forecasts of future cash flows and operating results used by Cemex’s management to allocate resources and evaluate performance in the countries in which Cemex operates, along with the implementation of feasible tax strategies, Cemex believes that it will recover the balance of its tax loss carryforwards that have been recognized before their expiration. In addition, Cemex concluded that the deferred tax liabilities considered in the analysis of recoverability of its deferred tax assets will reverse in the same period and tax jurisdiction of the related recognized deferred tax assets. Moreover, a certain amount of Cemex’s deferred tax assets refers to operating segments and tax jurisdictions in which Cemex is currently generating taxable income or in which, according to Cemex’s management cash flow projections, will generate taxable income in the relevant periods before the expiration of the deferred tax assets.
The Parent Company does not recognize a deferred income tax liability for its investments in subsidiaries because Cemex controls the reversal of the related temporary differences, and management has determined that these differences are unlikely to reverse in the foreseeable future.

21.3)	RECONCILIATION OF EFFECTIVE INCOME TAX RATE
The reconciliation of the effective income tax rate presented in the Income Statements and the statutory tax rate for the years ended December 31, 2025, 2024 and 2023, were as follows:

	2025		2024		2023
	%	$	%	$	%	$
Mexican statutory tax rate	30.0%	237	30.0%	294	30.0%	397
Income tax penalties in Spain (note 21.4)	—	—	—	—	46.9%	620
Difference between accounting and tax expenses, net 1	44.6%	352	(9.2)%	(90)	0.4%	6
Non-taxable sale of equity securities and fixed assets 2	(44.5)%	(351)	(10.6)%	(104)	(1.3)%	(17)
Difference between book and tax inflation	15.3%	121	6.1%	60	9.1%	120
Differences in tax rates where Cemex operates	(5.2)%	(41)	2.5%	24	7.7%	103
Deferred income tax changes related to tax carryforwards	8.0%	63	(10.1)%	(99)	(4.3)%	(57)
Changes in provisions for uncertain tax positions	1.5%	12	1.1%	11	0.1%	1
Others	(0.9)%	(8)	(3.0)%	(29)	2.4%	32
Effective consolidated income tax expense rate	48.8%	385	6.8%	67	91.0%	1,205

1	In 2025, $307 relates to impairment charges in the U.S. that are non-deductible for tax purposes in that jurisdiction (note 8).

2	In 2025 and 2024, includes $289 and $72, respectively, related to non-taxable income from the sale of shares of subsidiaries and associates during the period.
The following table compares the line item “Deferred income tax changes related to tax carryforwards” as presented in the table above against the changes in deferred tax assets in the statement of financial position for the years ended December 31, 2025 and 2024:

		2025		2024
		Changes in the statement of financial position	Amounts in reconciliation	Changes in the statement of financial position	Amounts in reconciliation
Tax loss carryforwards generated and not recognized during the year	$	—	91	—	89
Derecognition of previously recognized tax loss carryforwards		(70)	51	(100)	—
Recognition related to unrecognized tax loss carryforwards		96	(79)	105	(186)
Foreign currency translation and other effects		8	—	(4)	(2)
Changes in deferred tax assets	$	34	63	1	(99)

21.4)	UNCERTAIN TAX POSITIONS AND SIGNIFICANT TAX PROCEEDINGS
Uncertain tax positions
As of December 31, 2025 and 2024, as part of current provisions and non-current
other liabilities (note 19), Cemex has recognized provisions related to unrecognized tax benefits in connection with uncertain tax positions taken, in which it is deemed probable that the tax authorities would differ from the position adopted by Cemex. As of December 31, 2025, the tax returns submitted by some subsidiaries of Cemex located in several countries are under review by the respective tax authorities in the ordinary course of business. Cemex cannot anticipate if such reviews will result in new tax assessments, which would, should any arise, be appropriately disclosed and/or recognized in the financial statements. A summary of the beginning and ending balances of unrecognized tax benefits for the years ended December 31, 2025, 2024 and 2023, excluding interest and penalties, is as follows:

		2025	2024	2023
Balance of tax positions at beginning of the period	$	51	78	41
Additions for tax positions of prior periods		15	5	34
Additions for tax positions of current period		12	14	3
Reductions for tax positions related to prior periods and other items		(2)	(2)	(1)
Settlements and reclassifications		(7)	(31)	—
Expiration of the statute of limitations		(2)	(8)	(2)
Foreign currency translation effects		5	(5)	3
Balance of tax positions at end of the period	$	72	51	78

Tax examinations can involve complex issues, and the resolution of issues may span multiple years, particularly if subject to negotiation or litigation. Although Cemex believes its estimates of the total unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the amount of total unrecognized tax benefits in future periods. It is difficult to estimate the timing and range of possible changes related to uncertain tax positions, as finalizing audits with the tax authorities may involve formal administrative and legal proceedings. Accordingly, it is not possible to reasonably estimate the expected changes to the total unrecognized tax benefits over the next 12 months, although any settlements or statute of limitations expirations may result in a significant increase or decrease in the total unrecognized tax benefits, including those positions related to tax examinations being currently conducted.
Significant tax proceedings
As of December 31, 2025, the Company’s most significant tax proceedings are as follows:

•
On August 9, 2024, in connection with the fines imposed by the tax authorities in Spain (the “Tax Authorities”) related to the years 2006 to 2009, the Tax Authorities notified Cemex España, S.A. (“Cemex España”) of the final amount for a total of $536, initially payable no later than September 20, 2024. On September 6, 2024, Cemex España paid an amount equivalent to $322. In connection with the remainder of the fines for an amount equivalent to $214, Cemex España filed before the National Court (Audiencia Nacional) a motion against the assessment issued by the Tax Authorities, claiming a right to a reduction of the remainder of the fines for early payment pursuant to the applicable tax code in Spain, but this motion was denied on February 21, 2025 and this denial was affirmed on September 1, 2025. On October 10, 2025, Cemex España filed a request for admission of a cassation appeal against such adverse resolution to the Spanish Supreme Court. Furthermore, as a cautionary measure, on September 9, 2024, Cemex España filed an appeal with the Tribunal Económico Administrativo Central (“TEAC”) in connection with the aforementioned motion, but this appeal was adversely resolved on July 23, 2025. On September 10, 2024, Cemex España paid an additional amount of $3 and filed a request to the Agencia Estatal de Administración Tributaria de España (“AEAT”) for a postponement of payment and an authorization to pay the outstanding amount of the fines in installments over four years starting in April 2025 in case the proceeding over the reduction of the remainder of the fines was not resolved in Cemex España’s favor. On September 10, 2025, Cemex España received an adverse resolution from the AEAT, not admitting the request. On September 10, 2025, Cemex España filed a recourse against the non-admission
of such request with the TEAC. As of December 31, 2025, the payment of the outstanding amount of the fines remains suspended until several motions and recourses filed by Cemex España are resolved.

•
In connection with the tax return for the year 2012, the Colombian Tax Authority (the “Colombian Tax Authority”) assessed an increase in the income tax payable by Cemex Colombia S.A. (“Cemex Colombia”) and imposed an inaccuracy penalty for amounts in Colombian Pesos equivalent to $33 of income tax and $33 of penalty. After several procedures and appeals, in 2021, Cemex Colombia filed an appeal in the Administrative Court of Cundinamarca. If the proceeding is adversely resolved in the final stage, Cemex Colombia must pay the amounts determined in the official settlement plus interest accrued on the amount of the income tax adjustment until the payment date. As of December 31, 2025, Cemex considers that an adverse resolution in this proceeding after the conclusion of all available defense procedures is not probable, however, it is difficult to assess with certainty the likelihood of an adverse result in the proceeding. If adversely resolved, Cemex believes this proceeding could have a material adverse impact on the operating results, liquidity or financial position of Cemex.

•
In relation with the tax return for the year 2011, the Colombian Tax Authority notified Cemex Colombia of a proceeding in which it rejected certain deductions and determined an increase in the income tax payable and imposed a penalty for amounts in Colombian Pesos equivalent to $23 of income tax and $
23
of penalty. After several procedures and appeals, in 2020, the Colombian Tax Authority confirmed the claims of the official liquidation, and this was then appealed in the Administrative Court of Cundinamarca. If the proceeding is adversely resolved in its final stage, Cemex Colombia would have to pay the amounts determined in the official settlement plus interest accrued on the amount of the income tax adjustment until the date of payment. As of December 31, 2025, Cemex considers that an adverse resolution in this proceeding after the conclusion of all available defense procedures is not probable, however, it is difficult to assess with certainty the likelihood of an adverse result in the proceeding. If adversely resolved, Cemex believes this proceeding could have a material adverse impact on the operating results, liquidity or financial position of Cemex.

Global minimum tax
The Pillar Two rules, known as the global minimum tax, require a minimum effective tax rate of 15% based on specific criteria. As of December 31, 2025 and 2024, the impact of this tax was not material in the countries where Cemex operates.